FAIR VALUE MEASUREMENTS (Details Narrative) - shares		1 Months Ended
	Apr. 22, 2025	Jul. 31, 2023	Dec. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares issued		18,000
Warrant outstanding			59,182
Series A Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares issued	1,885
Series A Preferred Stock [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding	37,033